OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL LIABILITIES

As at December 31,	2021	2020
Lease liabilities (Note 34)	$63.8	$35.2
Royalty payable	12.0	16.5
Severance accrual	38.5	39.7
Deferred share units/performance share units liability (Note 31)	25.1	38.4
Accounts receivable and value added tax financing credit(i)	10.0	27.6
Derivative liabilities (Note 17)	25.5	15.1
Other	23.0	16.0
	$197.9	$188.5
Current	$76.0	$78.8
Non-current	121.9	109.7
	$197.9	$188.5
(i)Accounts receivable and value added tax ("VAT") financing credits are payable within 30 days from the receipt of proceeds on doré sales, or payable in the month of approval of the VAT credit, respectively.